Other Operating Expenses	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Other Operating Expenses
27.
Other operating expenses
A)
General and administrative

	Year ended December 31
	2022	2021 (1)	2020
Salaries and wages	80,134	18,675	11,634
Consulting fees	1,934	1,112	2,193
Office and general	37,061	7,560	9,843
Professional fees	11,563	6,530	4,658
Merchant processing fees	4,748	—	—
Director fees	472	351	365
Other	4,256	3,815	3,336
	140,168	38,043	32,029
(1)
Adjustment to provisional amounts — refer to note 5(b).
B)
Sales and marketing

	Year ended December 31
	2022	2021	2020
Marketing	7,308	3,671	4,839
Events	102	191	393
Research	—	43	57
Media	1,007	1,138	448
	8,417	5,043	5,737